Leases - (Lessee) Operating Lease Cost and Other Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease ROU assets	$ 18	$ 22
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other current assets	Other current assets
Operating lease liabilities - current	$ 3	$ 0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other	Accounts payable and other
Operating lease liabilities (Note 10)	$ 23	$ 22
Total Operating Lease Liabilities	$ 26	$ 22
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Other Long-term Liabilities	Other Liabilities, Other Long-term Liabilities
Weighted-average Remaining Lease Term (years)	9 years 8 months 12 days	9 years 1 month 6 days
Weighted-average Discount Rate (%)	4.90%	4.80%
Current lease obligation		$ 7
Current lease incentive		$ 7